SHARE-BASED PAYMENTS (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Share Incentive Plan 2016 [Member]
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Outstanding Opening | shares	1,861,474	1,861,474
Number of options, Exercised | shares	(50,000)	(50,000)
Number of options, Forfeited/Cancelled | shares	(110,000)	(110,000)
Number of options, Outstanding Ending | shares	1,701,474	1,701,474	1,861,474
Number of options, Vested and expected to vest | shares	1,701,474
Number of options, Exercisable | shares	1,701,474
Weighted- average exercise price, Outstanding Opening	$ 1.44
Weighted- average exercise price, Exercised	1.44
Weighted- average exercise price, Forfeited/Cancelled	1.44
Weighted- average exercise price, Outstanding Ending	0.64		$ 1.44
Weighted- average exercise price, Vested and expected to vest	0.64
Weighted- average exercise price, Exercisable	$ 0.64
Weighted - average remaining contractual term, Outstanding	1 year	1 year	4 years 7 months 9 days
Weighted - average remaining contractual term Vested and expected to vest	1 year	1 year
Weighted - average remaining contractual term, Exercisable	1 year	1 year
Aggregate intrinsic Value, Outstanding Opening | $	$ 2,988
Aggregate intrinsic Value,Excercised | $	16
Aggregate intrinsic Value, Outstanding Ending | $	0		$ 2,988
Aggregate intrinsic Value, Vested and expected to vest | $			$ 0
Aggregate intrinsic Value, Exercisable | $	$ 0
Share Incentive Plan 2017 [Member]
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Outstanding Opening | shares	3,873,506	3,873,506
Number of options, Granted | shares	850,000	850,000
Number of options, Exercised | shares	(23,300)	(23,300)
Number of options, Forfeited/Cancelled | shares	(3,030,852)	(3,030,852)
Number of options, Outstanding Ending | shares	1,669,354	1,669,354	3,873,506
Number of options, Vested and expected to vest | shares	1,669,354
Number of options, Exercisable | shares	1,669,354
Weighted- average exercise price, Outstanding Opening	$ 1.89
Weighted - average exercise price, granted	1.75
Weighted- average exercise price, Exercised	1.75
Weighted- average exercise price, Forfeited/Cancelled	1.93
Weighted- average exercise price, Outstanding Ending	0.46		$ 1.89
Weighted- average exercise price, Vested and expected to vest	0.46
Weighted- average exercise price, Exercisable	0.46
Weighted-Average grant date fair value,outstanding opening	1.76
Weighted-Average grant date fair value, Granted	0.63
Weighted-Average grant date fair value, Exercised	3.09
Weighted-Average grant date fair value, Forfeited/Cancelled	1.52
Weighted-Average grant date fair value,outstanding Ending	2.15		$ 1.76
Weighted-Average grant date fair value,vested and expected to vest	2.15
Weighted-Average grant date fair value,Exercisable	$ 2.15
Weighted - average remaining contractual term, Outstanding	1 year	1 year	8 years 10 months 9 days
Weighted - average remaining contractual term Vested and expected to vest	1 year	1 year
Weighted - average remaining contractual term, Exercisable	1 year	1 year
Aggregate intrinsic Value, Outstanding Opening | $	$ 4,731
Aggregate intrinsic Value,Excercised	14	¥ 87
Aggregate intrinsic Value, Outstanding Ending | $	0		$ 4,731
Aggregate intrinsic Value, Vested and expected to vest | $			$ 0
Aggregate intrinsic Value, Exercisable | $	$ 0
Share Incentive Plan 2020 [Member]
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Outstanding Opening | shares	3,645,494	3,645,494
Number of options, Exercised | shares	(5,860)	(5,860)
Number of options, Forfeited/Cancelled | shares	(2,932,538)	(2,932,538)
Number of options, Outstanding Ending | shares	707,096	707,096	3,645,494
Number of options, Vested and expected to vest | shares	707,096
Number of options, Exercisable | shares	707,096
Weighted- average exercise price, Outstanding Opening	$ 1.75
Weighted- average exercise price, Exercised	1.75
Weighted- average exercise price, Forfeited/Cancelled	1.75
Weighted- average exercise price, Outstanding Ending	0.57		$ 1.75
Weighted- average exercise price, Vested and expected to vest	0.57
Weighted- average exercise price, Exercisable	0.57
Weighted-Average grant date fair value,outstanding opening	1.49
Weighted-Average grant date fair value, Exercised	1.59
Weighted-Average grant date fair value, Forfeited/Cancelled	1.47
Weighted-Average grant date fair value,outstanding Ending	1.60		$ 1.49
Weighted-Average grant date fair value,vested and expected to vest	1.60
Weighted-Average grant date fair value,Exercisable	$ 1.60
Weighted - average remaining contractual term, Outstanding	1 year	1 year	9 years 8 months 12 days
Weighted - average remaining contractual term Vested and expected to vest	1 year	1 year
Weighted - average remaining contractual term, Exercisable	1 year	1 year
Aggregate intrinsic Value, Outstanding Opening | $	$ 4,721
Aggregate intrinsic Value,Excercised	3	¥ 21
Aggregate intrinsic Value, Outstanding Ending | $	0		$ 4,721
Aggregate intrinsic Value, Vested and expected to vest | $	0
Aggregate intrinsic Value, Exercisable | $	$ 0